UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX July 30, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57
Form 13F Information Table Value Total:   $883119

List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      common           00206R102      253     6105 SH       SOLE                                       6105
Altria Group                   common           02209S103     4419    63004 SH       SOLE                                      63004
American Express Co.           common           025816109      704    11500 SH       SOLE                     9000              2500
American Int'l. Group          common           026874107     8558   122200 SH       SOLE                   121000              1200
Americredit Corp.              common           03060R101    71344  2687150 SH       SOLE                  2357750            329400
Anheuser Busch Co.             common           035229103    14019   268765 SH       SOLE                   239000             29765
Bank of America                common           060505104      479     9800 SH       SOLE                     9800
Berkshire Hath Cl. A           common           084670108    18282      167 SH       SOLE                       11               156
Berkshire Hath Cl. B           common           084670207     2776      770 SH       SOLE                                        770
Citigroup Inc.                 common           172967101     1161    22628 SH       SOLE                    19900              2728
Clorox                         common           189054109    18465   297346 SH       SOLE                   242200             55146
Coca-Cola Co.                  common           191216100   130561  2495900 SH       SOLE                  2282000            213900
Colgate Palmolive              common           194162103     6971   107500 SH       SOLE                   106300              1200
ConocoPhillips                 common           20825C104     4176    53200 SH       SOLE                    18700             34500
Equifax Inc.                   common           294429105     2807    63200 SH       SOLE                     4000             59200
Exxon Mobil Corp.              common           30231G102     1342    16000 SH       SOLE                    16000
Federal Home Loan              common           313400301    15277   251678 SH       SOLE                   155100             96578
Federal Nat'l Mtg.             common           313586109     4588    70230 SH       SOLE                    70000               230
First Data Corp.               common           319963104     3156    96601 SH       SOLE                                      96601
Furniture Brands Int'l         common           360921100     7016   494100 SH       SOLE                   482800             11300
Gannett Company                common           364730101      795    14460 SH       SOLE                                      14460
General Electric Co.           common           369604103     1298    33900 SH       SOLE                    29100              4800
H&R Block                      common           093671105     6202   265400 SH       SOLE                   215300             50100
Home Depot                     common           437076102    10971   278800 SH       SOLE                   223500             55300
IMS Health                     common           449934108     2403    74800 SH       SOLE                     4000             70800
Interpublic Group Co.          common           460690100     6100   535058 SH       SOLE                   481221             53837
Johnson & Johnson              common           478160104    24588   399025 SH       SOLE                   338300             60725
Kraft Foods, Inc.              common           50075n104     9377   266025 SH       SOLE                   208000             58025
Lancaster Colony Corp.         common           513847103    56069  1338490 SH       SOLE                  1135900            202590
Leucadia Nat'l Corp.           common           527288104     4632   131400 SH       SOLE                     6000            125400
Liberty Media Cap. A           common           53071M302    19629   166797 SH       SOLE                   123288             43509
Liberty Media Int. A           common           53071M104    30741  1376688 SH       SOLE                  1164500            212188
MBIA Inc.                      common           55262C100     2548    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     1758    30925 SH       SOLE                    30000               925
Markel Corp.                   common           570535104     1047     2160 SH       SOLE                                       2160
Marsh & McLennan               common           571748102     4661   150950 SH       SOLE                    83000             67950
Microsoft Corp.                common           594918104    72694  2466720 SH       SOLE                  2184600            282120
Penn West Energy Trust         common           707885109     2643    79200 SH       SOLE                     4000             75200
PepsiCo Inc.                   common           713448108    84684  1305850 SH       SOLE                  1248500             57350
Pfizer Inc.                    common           717081103    32236  1260700 SH       SOLE                  1036500            224200
Procter & Gamble Co.           common           742718109    34691   566947 SH       SOLE                   504600             62347
Quanta Cap. Holdings           common           G7313F106     5490  2287700 SH       SOLE                  2200000             87700
TJX Co.                        common           872540109     2211    80400 SH       SOLE                     4000             76400
Torchmark Corp.                common           891027104      958    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      235     8000 SH       SOLE                                       8000
Tyco International             common           902124106    31450   930751 SH       SOLE                   726700            204051
U.S. Bancorp                   common           902973304     6229   189038 SH       SOLE                   164100             24938
United Healthcare              common           91324P102      614    12000 SH       SOLE                    12000
United Parcel Service          common           911312106     2490    34106 SH       SOLE                     2000             32106
Viacom Inc. Cl. B              common           92553P201    16968   407600 SH       SOLE                   378600             29000
Wal Mart Stores Inc.           common           931142103    24255   504151 SH       SOLE                   417500             86651
Wells Fargo & Co.              common           949746101      510    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     2610     6780 SH       SOLE                                       6780
Western Union Co.              common           959802109     3735   179301 SH       SOLE                     3000            176301
Wm. Wrigley Jr. Co.            common           982526105    25114   454050 SH       SOLE                   443950             10100
Wyeth                          common           983024100      229     4000 SH       SOLE                                       4000
eBay Inc.                      common           278642103    33898  1053400 SH       SOLE                   975700             77700